August 3, 1998


VIA EDGAR


Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549


RE: Gardner Lewis Investment Trust (the "Trust"); (File Nos. 33-53800 and 811-7324) on behalf of the Chesapeake Growth Fund and the Chesapeake Core Growth Fund


Ladies and Gentlemen,


Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for each of the Funds do not differ from that contained in Post-Effective Amendment No. 17 (the "Amendment") to the Trust's Registration Statement on Form N-1A, which was filed electronically on June 30, 1998.


Yours truly,


/s/ C. Frank Watson III
C. Frank Watson III
Secretary